Financial Instruments With Off-Balance Sheet Risk (Schedule of Off-balance Sheet Risks) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	$ 119,377	$ 94,111
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	117,684	92,492
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	$ 1,693	$ 1,619